Nature of Operations and Basis of Presentation	9 Months Ended
Dec. 31, 2014
Nature Of Operations And Basis Of Presentation [Abstract]
Nature Of Operations And Basis Of Presentation Disclosure [Text Block]

Note 1. Nature of Operations and Basis of Presentation

Ruthigen, Inc. (the “Company” or “Ruthigen”) is a biopharmaceutical company focused on pioneering new hypochlorus acid, or HOCl, based therapies designed to improve patient outcomes and reduce healthcare costs associated with infections related to post-operative invasive procedures.
The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, such statements include all adjustments (consisting only of normal recurring items) which are considered necessary for a fair presentation of the condensed financial statements of the Company as of December 31, 2014. The results of operations for the three and nine months ended December 31, 2014 are not necessarily indicative of the operating results for the full year. It is recommended that these condensed financial statements be read in conjunction with the financial statements and related disclosures for the Company’s fiscal year ended March 31, 2014 included in the Company’s Annual Report on Form 10-K filed with the United States Securities and Exchange Commission (“SEC”) on June 30, 2014.